Leases Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leased Assets [Line Items]
Operating Leases Number Of Renewal Terms	2 years
Operating Leases Number Of Years For Each Renewal Term	5 years
Rental expenses	$ 11.5	$ 11.2	$ 11.3